SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Accounting fee	$ 60,000	$ 48,000	$ 113,000	$ 24,000	$ 16,000
Bank charges	76,497	42,186	72,270	3,760	12,051
Insurance expenses	405,009	20,755	356,788	30,376	3,298
Staff payroll costs	1,138,069	1,082,423	1,411,500	232,956	395,000
US listing fees	4,080,728	1,933,527	3,503,862
Legal and professional fees	8,499,094	188,842	188,842
Travelling expenses	120,815	83,017	172,228
Marketing fee for events	2,738,057	513,097	541,965
Office expenses	295,356	107,549	296,346	329,360	17,954
Variable lease payments	208,645
Share-based payment for service fee	23,500,011
Warehouse rent			216,036
Sundries	95,620	207,244	446,617	45,834	46,333
Total:	$ 41,217,901	$ 4,226,640	$ 7,319,454	$ 666,286	$ 490,636